Inventories (Tables)	6 Months Ended
Jun. 30, 2026
Inventories [Abstract]
Schedule of Inventories
	As of
	June 30, 2026	December 31, 2025
Raw materials	$146,876	$110,148
Work-in-process	221,667	385,435
Finished goods	62,626	62,591
	$431,169	$558,174